Other financial assets - Maturity (Details) - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Other financial assets
Other financial assets	$ 3,296	$ 5,240
Up to 1 year
Other financial assets
Other financial assets	1,832	852
1 - 2 years
Other financial assets
Other financial assets	315	1,001
2 - 5 years
Other financial assets
Other financial assets	0	1,178
> 5 years
Other financial assets
Other financial assets	112	1,173
Without maturity
Other financial assets
Other financial assets	$ 1,037	$ 1,036